Initial Business Combinations (Details) - Tempus Intermediate Holdings, LLC [Member] shares in Millions, $ in Millions	Jul. 16, 2014 USD ($) shares
Business Combinations (Textual)
Business combination, value of shares issued	$ 140
Business combination, number of shares issued | shares	10